Summary Of Significant Accounting Policies (Reconciliation Of Changes In Allowance For Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Abstract]
Balance, beginning of year	$ 66,058	$ 65,275	$ 50,687
Additions charged to bad debt expense	11,588	67,317	140,178
Recoveries of accounts written off	134,331	190,995	194,395
Accounts written off	(146,758)	(257,529)	(319,985)
Balance, end of year	$ 65,219	$ 66,058	$ 65,275